SEGMENT REPORTING (Tables) - DT Cloud Star Acquisition Corp [Member]	5 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SCHEDULE OF SEGMENT REPORTING

	Year Ended
	December 31,
	2025	2024
Operating expenses:
Formation and operating costs	$(437,174)	$(222,248)
General and administrative expenses	(120,000)	(50,000)
Loss from operations	(557,174)	(272,248)

Other income:
Interest from operating account	6,205	9,577
Interest earned in Trust Account	2,626,342	1,192,605
Unrealized gained on marketable securities held in Trust Account	57,342	263,682
Total other income	2,689,889	1,465,864

NET INCOME	$2,132,715	$1,193,616

Single Reportable Segment [Member]
SCHEDULE OF SEGMENT REPORTING

	For the six months ended
	June 30，
	2026	2025
Operating expenses:
Formation and operating costs	$(334,383)	$(163,570)
General and administrative expenses	(60,000)	(60,000)
Loss from operations	(394,383)	(223,570)

Other income:
Interest from operating account	17	5,487
Interest earned in Trust Account	266,204	1,234,732
Unrealized gain on marketable securities held in Trust Account	53,408	245,133
Total other income	319,629	1,485,352

Net (Loss) Income	$(74,754)	$1,261,782